Other operating expenses and income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other operating income and expense
Rentals			R 1,845
Insurance	R 739	R 681	514
Computer costs	2,563	2,469	2,155
Hired labour	565	844	786
Audit remuneration	136	144	97
Derivative (gains)/losses (including foreign exchange contracts)	(2,282)	6,997	2,465
Professional fees	2,828	2,067	2,226
Enablement of digital and continuous improvement initiatives	434	333	454
Other	2,394	1,734	1,772
Changes in rehabilitation provisions	(361)	(2,078)	1,096
Expected credit losses (released)/raised	(87)	418	470
Other expenses	10,022	10,738	9,410
Other operating income	(2,024)	(1,446)	(1,363)
Total other operating expenses and income	12,099	20,834	19,701
Changes in rehabilitation provisions due to change in discount rates	674	R 1,300	R 688
Expense for additional provisions and changes to existing provisions, provision for decommissioning and rehabilitation costs	412
Oxygen train 17
Other operating income and expense
Other expenses	R 586